JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.1%
Australia - 1.2%
Glencore plc*	2,402	12,515

Austria - 2.2%
Erste Group Bank AG	353	16,488
Wienerberger AG	202	7,306

		23,794

Belgium - 0.8%
bpost SA*	252	1,863
D’ieteren Group	36	6,257

		8,120

Denmark - 4.5%
Carlsberg A/S, Class B	63	10,227
Novo Nordisk A/S, Class B	266	26,416
Pandora A/S	59	6,385
Royal Unibrew A/S	45	5,174

		48,202

Finland - 3.2%
Nokia OYJ*	2,904	17,321
Nordea Bank Abp	1,208	14,352
QT Group OYJ*	16	1,870

		33,543

France - 16.6%
Airbus SE*	132	16,863
BNP Paribas SA	311	22,197
Capgemini SE	81	18,198
Credit Agricole SA	633	9,530
Kering SA	18	13,784
LVMH Moet Hennessy Louis Vuitton SE	39	31,942
Teleperformance	24	9,128
TotalEnergies SE	705	40,086
Veolia Environnement SA	393	14,183

		175,911

Germany - 13.7%
Allianz SE (Registered)	101	25,933
Daimler AG	159	12,717
Daimler Truck Holding AG*	75	2,634
Deutsche Boerse AG	61	10,872
Deutsche Telekom AG (Registered)	924	17,443
DWS Group GmbH & Co. KGaA(a)	112	4,499
Eckert & Ziegler Strahlen- und Medizintechnik AG	28	2,408
Jungheinrich AG (Preference)	158	6,739
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	51	16,012
RWE AG	286	12,068
Schaeffler AG (Preference)	774	5,756
Siemens AG (Registered)	111	17,599
Volkswagen AG (Preference)	51	10,538

		145,218

Ireland - 1.6%
AIB Group plc*	2,039	5,424
AIB Group plc*	725	1,915
Bank of Ireland Group plc*	1,260	8,410
Bank of Ireland Group plc*	201	1,357

		17,106

Italy - 1.2%
Iveco Group NV*	109	1,157
UniCredit SpA	736	11,700

		12,857

Luxembourg - 1.0%
ArcelorMittal SA	343	10,183

Netherlands - 6.9%
Adyen NV*(a)	4	7,545
ASM International NV	47	16,097
ASML Holding NV(b)	13	9,080
Koninklijke Ahold Delhaize NV	808	26,184
NN Group NV	267	14,919

		73,825

Norway - 1.1%
Equinor ASA	419	11,546

Spain - 1.1%
Corp. ACCIONA Energias Renovables SA*	217	6,596
Fluidra SA	171	5,436

		12,032

Sweden - 1.0%
Volvo AB, Class B	450	10,149

Switzerland - 16.7%
Cie Financiere Richemont SA (Registered)	118	17,217
Interroll Holding AG (Registered)	2	6,387
Nestle SA (Registered)	384	49,576
Novartis AG (Registered)	224	19,501
Roche Holding AG	107	41,235
Schindler Holding AG	33	8,280
Sika AG (Registered)	38	13,295
Zurich Insurance Group AG	46	21,791

		177,282

United Kingdom - 21.1%
3i Group plc	495	9,221
Ashtead Group plc	181	12,932
Auto Trader Group plc(a)	1,048	9,494
Barclays plc	3,797	10,186
BP plc	6,912	35,832
Centrica plc*	9,870	9,705
CNH Industrial NV	580	8,844
Computacenter plc	151	5,430
Diageo plc	380	19,179
Future plc	177	7,534
Intermediate Capital Group plc	336	8,665
JD Sports Fashion plc	3,424	8,780
Linde plc	36	11,331
Lloyds Banking Group plc	27,833	19,315
Marks & Spencer Group plc*	3,407	10,084
Petershill Partners plc*(a)	1,366	3,960
RELX plc	485	14,914
Segro plc, REIT	625	11,024
Taylor Wimpey plc	3,927	8,057

		224,487

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

United States - 3.2%
Schneider Electric SE	100	16,985
Stellantis NV	902	17,417

		34,402

TOTAL COMMON STOCKS (Cost $946,535)		1,031,172

SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $41,420)	41,403	41,420

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(e)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)(Cost $100)	100	100

TOTAL SHORT-TERM INVESTMENTS (Cost $41,520)		41,520

Total Investments - 101.0% (Cost $988,055)		1,072,692
Liabilities in Excess of Other Assets - (1.0)%		(11,025)

Net Assets - 100.0%		1,061,667

Percentages indicated are based on net assets.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	11.3%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	8.1
Insurance	7.3
Textiles, Apparel & Luxury Goods	6.5
Machinery	4.6
Food Products	4.6
Automobiles	3.8
Capital Markets	3.5
Multi-Utilities	3.4
Beverages	3.2
IT Services	2.9
Food & Staples Retailing	2.4
Semiconductors & Semiconductor Equipment	2.4
Chemicals	2.3
Professional Services	2.2
Metals & Mining	2.1
Industrial Conglomerates	1.6
Diversified Telecommunication Services	1.6
Communications Equipment	1.6
Electrical Equipment	1.6
Aerospace & Defense	1.6
Trading Companies & Distributors	1.2
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	7.1
Short-Term Investments	3.9

Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $93.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	153	03/2022	EUR	7,205	71
FTSE 100 Index	66	03/2022	GBP	6,622	245

					316

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$12,515	$–	$12,515
Austria	–	23,794	–	23,794
Belgium	–	8,120	–	8,120
Denmark	–	48,202	–	48,202
Finland	–	33,543	–	33,543
France	–	175,911	–	175,911
Germany	2,634	142,584	–	145,218
Ireland	13,834	3,272	–	17,106
Italy	1,157	11,700	–	12,857
Luxembourg	–	10,183	–	10,183
Netherlands	–	73,825	–	73,825
Norway	–	11,546	–	11,546
Spain	6,596	5,436	–	12,032
Sweden	–	10,149	–	10,149
Switzerland	–	177,282	–	177,282
United Kingdom	3,960	220,527	–	224,487
United States	–	34,402	–	34,402
Total Common Stocks	28,181	1,002,991	–	1,031,172
Short-Term Investments
Investment Companies	41,420	–	–	41,420
Investment of Cash Collateral from Securities Loaned	100	–	–	100
Total Short-Term Investments	41,520	–	–	41,520
Total Investments in Securities	$69,701	$1,002,991	$–	$1,072,692

Appreciation in Other Financial Instruments
Futures Contracts	$316	$–	$–	$316

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$46,060	$146,612	$151,247	$(6)	$1	$41,420	41,403	$6		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	—	28,000	28,000	—	—	—	—	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	7,173	31,599	38,672	—	—	100	100	—	(c)	—

Total	$53,233	$206,211	$217,919	$(6)	$1	$41,520		$6		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2022.

(c)	Amount rounds to less than one thousand.